INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current tax payable	$ 56	$ 60
Uncertain tax provisions	32	119
Total income tax payable	$ 88	$ 179